UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES C FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 71.1%
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	$90,000	$86,407	(a)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	150,000	148,341	(a)
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	214,949
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,077,675
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	955,867
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	180,000	176,191
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	255,983

Total Automobiles				2,915,413

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,448,130
McDonald’s Corp., Senior Notes	3.500%	3/1/27	500,000	492,444

Total Hotels, Restaurants & Leisure				2,940,574

Household Durables - 0.3%
Newell Brands, Inc., Senior Notes	3.150%	4/1/21	1,350,000	1,339,173
Newell Brands, Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,306,133

Total Household Durables				2,645,306

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	483,987	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	512,367	(a)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	501,253	(a)

Total Internet & Direct Marketing Retail				1,497,607

Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	300,854
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	122,618
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	612,616

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	$1,000,000	$942,954
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	352,996
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	4,762,320
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	427,031
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,720,000	2,009,415
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	1,310,000	1,330,200
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	48,278
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	471,113

Total Media				11,380,395

TOTAL CONSUMER DISCRETIONARY				21,379,295

CONSUMER STAPLES - 7.5%
Beverages - 3.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	1,090,000	1,080,520
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,810,000	3,796,091
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,618,360
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	220,000	230,036
Anheuser-Busch InBev Worldwide, Inc., Senior Notes	3.500%	1/12/24	16,004,000	16,021,363
Anheuser-Busch InBev Worldwide, Inc., Senior Notes	4.000%	4/13/28	2,080,000	2,081,237
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	731,812
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,008,547
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	662,709	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,241,172	(a)

Total Beverages				28,471,847

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.4%
Kroger Co., Senior Notes	3.850%	8/1/23	$500,000	$505,866
Walgreens Boots Alliance, Inc., Senior Notes	3.450%	6/1/26	2,070,000	1,963,581
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	803,388

Total Food & Staples Retailing				3,272,835

Food Products - 0.5%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	477,820	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,350,000	1,333,705
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	180,000	164,567
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	940,000	943,764
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	470,000	458,199
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	864,870
WM Wrigle Jr. Co., Senior Notes	3.375%	10/21/20	430,000	432,065	(a)

Total Food Products				4,674,990

Tobacco - 3.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,020,299
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	6,750,420	(a)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	16,302,627	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	953,973	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	357,810
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	897,741
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	431,584
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,653,968

Total Tobacco				31,368,422

TOTAL CONSUMER STAPLES				67,788,094

ENERGY - 8.3%
Energy Equipment & Services - 0.3%
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	2,950,618

Oil, Gas & Consumable Fuels - 8.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	763,276
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,500,000	2,713,321
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,044,183
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,832,315
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	500,000	494,928
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	503,376
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,312,576

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	$5,500,000	$5,342,552
ConocoPhillips, Senior Notes	6.500%	2/1/39	280,000	364,199
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,615,265
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,500,000	1,689,652
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	9,645,488
EOG Resources, Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,383,871
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,490,000	2,426,785
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,124,038
Hess Corp., Senior Notes	7.875%	10/1/29	150,000	184,789
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	170,000	170,163
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,000,000	982,540	(b)
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	102,073
Noble Energy Inc., Senior Notes	3.850%	1/15/28	490,000	480,297
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	500,393
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,475,006
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,190,834
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	977,545
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	3,136,598
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,037,500
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,623,500
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,271,254
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,552,517
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,053,400
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	502,860	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,062,070
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,564,939
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,064,105	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,345,864
Williams Cos Inc., Senior Notes	7.875%	9/1/21	95,000	106,899
Williams Partners LP, Senior Notes	5.250%	3/15/20	210,000	217,362

Total Oil, Gas & Consumable Fuels				71,858,333

TOTAL ENERGY				74,808,951

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 19.5%
Banks - 16.7%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,850,000	$1,855,587	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,216,544	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,387,121
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,269,136
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,143,707
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,599,000	1,512,487	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/2023 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	780,000	774,067	(b)(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,000,000	959,789	(c)
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,010,000	1,021,066
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,667,610
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	326,063
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	997,721	(c)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	1,953,570	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	11,100,746	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,567,914	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,326,757	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	274,550
Citigroup, Inc., Senior Notes	4.500%	1/14/22	800,000	830,561
Citigroup, Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,312,201
Citigroup, Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,745,962
Citigroup, Inc., Subordinated Notes	4.450%	9/29/27	4,340,000	4,304,381
Citigroup, Inc., Subordinated Notes	5.300%	5/6/44	363,000	386,594
Citigroup, Inc., Subordinated Notes	4.750%	5/18/46	670,000	659,560
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	5,715,000	5,436,919	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes, (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	345,000	370,875	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Cooperatieve Rabobank U.A., Senior Notes	2.250%	1/14/20	$250,000	$247,541
Cooperatieve Rabobank U.A., Senior Notes	4.750%	1/15/20	330,000	339,476	(a)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	8/4/45	800,000	859,339
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	599,295
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,558,122
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	2,500,000	2,468,416
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	3,500,000	3,307,062
Credit Agricole SA, Junior Subordinated Notes, (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	701,825	(a)(c)(d)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	330,000	342,327
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,041,583
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,559,578
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,338,547
HSBC Holdings PLC, Senior Notes, Junior Subordinated Notes (6.250% to 3/23/23 then USD ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,810,000	1,814,072	(c)(d)
HSBC Holdings PLC, Senior Notes, Junior Subordinated Notes (6.500% to 3/23/28 then USD ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,810,000	1,796,425	(c)(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	876,498
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,484,023
ING Bank NV, Senior Notes	2.500%	10/1/19	260,000	258,315	(a)
Intesa Saneaolo SpA, Senior Notes	3.125%	7/14/22	900,000	845,008	(a)
Intesa Saneaolo SpA, Senior Notes	3.375%	1/12/23	270,000	253,358	(a)
Intesa Saneaolo SpA, Senior Notes	3.875%	7/14/27	3,100,000	2,726,588	(a)
Intesa Saneaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,583,709	(a)
JPMorgan Chase & Co., Subordinated Notes	2.550%	3/1/21	180,000	177,015
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	334,103
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	516,001

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	$850,000	$848,614
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,331,696
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	884,350
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	990,578
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	198,003
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,288,475
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	460,672
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	4,480,000	4,475,691	(c)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	380,000	372,044
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	678,341
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,267,812
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	4,890,165
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,507,165	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	230,000	227,080
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,185,567	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,052,115	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,870,000	2,864,577	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	19,700,000	19,619,219	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	51,734
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,260,265
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	394,668
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	1,986,822
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	636,738
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,547,076
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,819,841
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	927,852

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	$380,000	$406,501
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	80,000	79,107

Total Banks				150,682,482

Capital Markets - 1.7%
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	6,800,000	6,634,036	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,180,016
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	546,431
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	168,982
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	342,952
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,320,852
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,857,769
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,043,945
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	511,851	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/2/18	320,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(f)(g)(h)(i)

Total Capital Markets				15,606,834

Consumer Finance - 0.0%
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	300,000	298,574

Diversified Financial Services - 0.5%
AerCap Ireland, Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,000,000	2,048,190
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	528,583	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	428,165	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	150,000	148,583	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,610,200

Total Diversified Financial Services				4,763,721

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.6%
American International Group Inc., Senior Notes	4.500%	7/16/44	$600,000	$567,292
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,300,000	2,892,753
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	469,733
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	250,000	249,539	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	974,031	(a)

Total Insurance				5,153,348

TOTAL FINANCIALS				176,504,959

HEALTH CARE - 10.3%
Biotechnology - 2.2%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,080,000	1,054,501
Amgen Inc., Senior Notes	2.125%	5/1/20	100,000	98,666
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,414,953
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,536,398
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,769,610
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	285,291
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,302,557
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	504,260
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	7,737,896
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	419,869
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,813,161

Total Biotechnology				19,937,162

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	4,520,000	4,478,658
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,812,883
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	7,467,115
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	8,080,000	7,819,998
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	88,000	86,506
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	508,392
Medtronic, Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,198,798

Total Health Care Equipment & Supplies				24,372,350

Health Care Providers & Services - 4.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	365,496
Anthem Inc, Senior Notes	3.650%	12/1/27	10,000,000	9,569,352
Cardinal Health, Inc., Senior Notes	2.616%	6/15/22	970,000	933,851
CVS Health Corp., Senior Notes	3.350%	3/9/21	300,000	300,587
CVS Health Corp., Senior Notes	3.700%	3/9/23	10,000,000	9,991,922
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,191,440

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	3.150%	12/1/22	$170,000	$167,777
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,111,419
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,616,939
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,076,182
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	847,537
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	3,000,000	2,952,791
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,249,506

Total Health Care Providers & Services				38,374,799

Pharmaceuticals - 1.2%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,367,734
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	910,000	875,699
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	70,000	67,839
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	720,000	697,173
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,870,000	1,783,081
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,110,000	1,940,455
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,226,289
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,026,535

Total Pharmaceuticals				10,984,805

TOTAL HEALTH CARE				93,669,116

INDUSTRIALS - 3.0%
Aerospace & Defense - 1.8%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	470,515
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,409,482
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	992,218
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,253,725
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	5,310,000	5,066,767
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	990,000	938,714

Total Aerospace & Defense				16,131,421

Air Freight & Logistics - 0.2%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	1,000,000	969,199
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	970,000	934,255

Total Air Freight & Logistics				1,903,454

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.1%
Republic Services, Inc., Senior Notes	4.750%	5/15/23	$300,000	$316,180
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	212,868

Total Commercial Services & Supplies				529,048

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,217,162

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.500%	1/8/20	60,000	62,397
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,222,135
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	150,937

Total Industrial Conglomerates				2,435,469

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	20,000	21,055
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	499,702
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	253,900

Total Road & Rail				774,657

Trading Companies & Distributors - 0.3%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	2,891,447

TOTAL INDUSTRIALS				26,882,658

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,167,576

IT Services - 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,546,826

Software - 0.7%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	2,980,000	2,769,217
Microsoft Corp., Senior Notes	2.400%	2/6/22	860,000	845,315
Microsoft Corp., Senior Notes	2.700%	2/12/25	950,000	915,148
Microsoft Corp., Senior Notes	3.300%	2/6/27	910,000	902,527
salesforce.com Inc., Senior Notes	3.250%	4/11/23	430,000	429,058
salesforce.com Inc., Senior Notes	3.700%	4/11/28	150,000	149,374

Total Software				6,010,639

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc., Senior Notes	2.450%	8/4/26	$2,500,000	$2,308,534
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	5,020,000	5,041,279	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,020,000	1,039,779	(a)

Total Technology Hardware, Storage & Peripherals				8,389,592

TOTAL INFORMATION TECHNOLOGY				17,114,633

MATERIALS - 4.3%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	693,766	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	700,000	700,535	(a)

Total Chemicals				1,394,301

Metals & Mining - 4.1%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	267,228	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	3,953,304	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	7,565,851
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,128,055
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,156,010
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	267,000	264,320
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	4,950,000	5,397,975	(a)(c)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,442,750
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	48,437
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	510,003	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	130,000	128,875	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	9,463,116
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,500,000	6,198,500

Total Metals & Mining				37,524,424

TOTAL MATERIALS				38,918,725

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$1,910,000	$1,889,604	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	408,570	(a)

TOTAL REAL ESTATE				2,298,174

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,270,000	2,171,447
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	152,976
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,392,903
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	900,000	848,813	(a)
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	1,150,000	1,159,878
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	1,320,000	1,382,200
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	60,000	63,754
Verizon Communications Inc., Senior Notes	2.946%	3/15/22	130,000	127,912
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,928,000	2,826,713
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	1,000,000	904,170
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,990,000	1,998,848
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,000,000	924,725

Total Diversified Telecommunication Services				13,954,339

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,369,961
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	180,000	176,019	(a)
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC, Senior Secured Notes	3.360%	9/20/21	175,000	174,125	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	2,510,000	2,509,334
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	740,000	753,085

Total Wireless Telecommunication Services				4,982,524

TOTAL TELECOMMUNICATION SERVICES				18,936,863

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 11.6%
Electric Utilities - 11.6%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	$170,000	$171,319
Duke Energy Corp., Senior Notes	3.950%	8/15/47	6,070,000	5,680,578
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,297,022
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	9,796,056
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	23,907,030
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	11,900,000	12,461,532
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	9,000,000	8,345,378
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	1,650,000	1,916,291
Pacific Gas & Electric Co., Senior Notes	4.250%	3/15/46	2,900,000	2,724,184
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	24,130,000	24,926,707	(a)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,480,000	14,033,742	(a)

TOTAL UTILITIES				105,259,839

TOTAL CORPORATE BONDS & NOTES (Cost - $651,093,727)				643,561,307

SOVEREIGN BONDS - 18.8%
Brazil - 0.8%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,610,000	2,933,125
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	4,178,925

Total Brazil				7,112,050

Colombia - 1.5%
Republic of Colombia, Senior Notes	5.625%	2/26/44	12,540,000	13,229,700

Indonesia - 5.5%
Republic of Indonesia, Senior Notes	3.750%	4/25/22	5,300,000	5,266,213	(j)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,260,000	2,199,231	(j)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,238,155	(a)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	1,985,094	(a)
Republic of Indonesia, Senior Notes	4.350%	1/11/48	41,000,000	37,615,860

Total Indonesia				49,304,553

Mexico - 5.7%
United Mexican States, Senior Notes	4.750%	3/8/44	55,640,000	51,578,280

Panama - 0.8%
Republic of Panama, Senior Notes	4.500%	5/15/47	7,500,000	7,293,750

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - 1.0%
Republic of Peru, Senior Bonds	6.550%	3/14/37	$520,000	$653,900
Republic of Peru, Senior Bonds	5.625%	11/18/50	7,040,000	8,131,200

Total Peru				8,785,100

Poland - 1.7%
Republic of Poland, Senior Notes	4.000%	1/22/24	15,510,000	15,762,704

Russia - 1.0%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	8,200,000	8,538,619	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	756,500	841,863	(j)

Total Russia				9,380,482

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	7,400,000	(a)

TOTAL SOVEREIGN BONDS (Cost - $179,275,855)				169,846,619

ASSET-BACKED SECURITIES - 5.1%
Ballyrock CLO Ltd., 2018-1A, A1 (3 mo. USD LIBOR + 1.000%)	3.357%	4/20/31	2,530,000	2,529,861	(a)(c)
BlueMountain CLO Ltd., 2014-3A, A1R (3 mo. USD LIBOR + 1.140%)	3.488%	10/15/26	2,500,000	2,502,547	(a)(c)
BlueMountain CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.330%)	3.672%	4/13/27	3,000,000	3,002,571	(a)(c)
BlueMountain CLO Ltd., 2015-3A, A1R (3 mo. USD LIBOR + 1.000%)	3.339%	4/20/31	6,250,000	6,250,000	(a)(c)
Carlyle Global Market Strategies, 2013-4A, CRR (3 mo. USD LIBOR + 1.750%)	3.472%	1/15/31	500,000	494,863	(a)(b)(c)
Carlyle Global Market Strategies, 2017-1A, A1A (3 mo. USD LIBOR + 1.300%)	3.659%	4/20/31	2,000,000	2,006,438	(a)(c)
Carlyle Global Market Strategies, 2017-2A, A1B (3 mo. USD LIBOR + 1.220%)	3.579%	7/20/31	1,500,000	1,505,850	(a)(c)
Catskill Park CLO Ltd., 2017-1A, A2 (3 mo. USD LIBOR + 1.700%)	4.059%	4/20/29	3,000,000	3,018,306	(a)(c)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	3.733%	10/17/26	3,500,000	3,502,296	(a)(c)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.722%	4/23/29	4,250,000	4,273,009	(a)(c)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	3.116%	1/20/31	2,250,000	2,251,125	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	3.948%	10/15/30	$2,500,000	$2,515,032	(a)(c)
Jamestown CLO Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.698%	7/15/26	2,000,000	2,000,412	(a)(c)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	3.625%	7/18/30	2,750,000	2,765,799	(a)(c)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.360%	7/25/26	3,000,000	3,000,510	(a)(c)
Tryon Park CLO Ltd., 2013-1A, A1SR (3 mo. USD LIBOR + 0.890%)	3.238%	4/15/29	1,750,000	1,747,988	(a)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.058%	6/7/30	3,000,000	3,023,349	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $46,272,188)				46,389,956

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $104.63	8/24/18	280	560,000	0
U.S. Treasury 2-Year Notes Futures, Put @ $104.75	7/27/18	161	322,000	0
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	7/27/18	672	672,000	10,500
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	7/27/18	506	506,000	7,906

TOTAL PURCHASED OPTIONS (Cost - $28,212)				18,406

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $876,669,982)				859,816,288

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.8%
BNY Mellon Cash Reserve Fund (Cost - $16,121,199)	0.550%		16,121,199	16,121,199

TOTAL INVESTMENTS - 96.8% (Cost - $892,791,181)				875,937,487
Other Assets in Excess of Liabilities - 3.2%				28,549,285

TOTAL NET ASSETS - 100.0%				$904,486,772

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of May 31, 2018.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)	The maturity principal is currently in default as of May 31, 2018.

(j)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate

At May 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,000	12/18	$246,290,725	$243,600,000	$(2,690,725)
U.S. Treasury 2-Year Notes	441	9/18	93,192,623	93,595,362	402,738

					(2,287,987)

Contracts to Sell:
U.S. Treasury 5-Year Notes	358	9/18	40,705,077	40,772,846	(67,769)
U.S. Treasury 10-Year Notes	1,736	9/18	208,115,001	209,079,500	(964,499)
U.S. Treasury Long-Term Bonds	1,537	9/18	220,815,614	223,057,125	(2,241,512)
U.S. Treasury Ultra Long-Term Bonds	132	9/18	20,265,692	21,054,000	(788,308)
					(4,062,088)

Net unrealized depreciation on open futures contracts					$(6,350,075)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

At May 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	$—	$3,521,445

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.30 Index	$511,600,000	6/20/23	1.000% quarterly	$7,871,477	$9,079,189	$(1,207,712)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the

Notes to Schedule of Investments (unaudited) (continued)

value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$176,504,959	$0	*	$176,504,959
Other Corporate Bonds & Notes	—	467,056,348	—		467,056,348
Sovereign Bonds	—	169,846,619	—		169,846,619
Asset-Backed Securities	—	46,389,956	—		46,389,956
Purchased Options	$18,406	—	—		18,406

Total Long-Term Investments	18,406	859,797,882	0	*	859,816,288

Short-Term Investments†	—	16,121,199	—		16,121,199

Total Investments	$18,406	$875,919,081	$0	*	$875,937,487

Other Financial Instruments:
Futures Contracts	402,738	—	—		402,738
Centrally Cleared Interest Rate Swaps	—	3,521,445	—		3,521,445

Total Other Financial Instruments	$402,738	$3,521,445	—		$3,924,183

Total	$421,144	$879,440,526	$0	*	$879,861,670

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$6,752,813	—	—	$6,752,813
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	$1,207,712	—	1,207,712

Total	$6,752,813	$1,207,712	—	$7,960,525

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 27, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 27, 2018